Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 47,886	$ 11,055	$ 9,858
Restricted cash, short-term	65	65	65
Short-term investments	5,005	53,553	68,322
Prepaid expenses and other current assets	6,733	1,367	1,985
Total current assets	59,689	66,040	80,230
Restricted cash, long-term	340	340	405
Property, equipment and software, net	8,529	6,526	5,092
Long-term investments			7,311
Other assets	3,307	78	75
Total assets	71,865	72,984	93,113
Current liabilities:
Accounts payable	3,166	399	301
Accrued expenses and other current liabilities	6,414	892	436
Convertible Note	20,572
Derivative liability	13,946	0
Short-term notes payable	282	246	275
Total current liabilities	44,380	1,537	1,012
Long-term notes payable	549	512	758
Other long-term liabilities	50
Long-term deferred rent	167	130	135
Total liabilities	45,146	2,179	1,905
Commitments and contingencies (Note 10)
Stockholders' equity:
Preferred stock	1	1	1
Additional paid-in capital	133,233	129,449	128,297
Accumulated other comprehensive income		45	69
Accumulated deficit	(106,515)	(58,690)	(37,159)
Total stockholder's Equity	26,719	70,805	91,208
Total liabilities and stockholder's Equity	$ 71,865	$ 72,984	$ 93,113